UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brighton Jones LLC
Address: 506 2nd Ave, Suite 1800

         Seattle, Washington 98104

13F File Number: 28-14506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alan Spragins
Title:     Chief Compliance Officer
Phone:     (206) 329-5546

Signature, Place, and Date of Signing:


    Alan Spragins          Seattle, Washington        May 2, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                                     Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  none
                                                  -----------------------

Form 13F Information Table Entry Total:             110
                                                  -----------------------

Form 13F Information Table Value Total:            $ 330059(X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Brighton Jones LLC
                           Form 13F Information Table

                                                     FORM 13F INFORMATION TABLE
                                                         VALUE  SHARES/ SH/ PUT/  INVSTMT   OTHER            VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT PRN CALL  DSCRETN  MANAGERS       SOLE   SHARED     NONE
----------------------------------------------------------------------------------------------------------------------------------
3M COMPANY                COM             88579Y101       303    2852SH           Sole                                       2852
ABBOTT LABS               COM             002824100       264    7477SH           Sole                                       7477
ABBVIE INC                COM             00287Y109       295    7234SH           Sole                                       7234
ALPHA NATURAL RESOURCES   COM             02076X102       109   13317SH           Sole                                      13317
ALTRIA GROUP INC          COM             02209S103       320    9316SH           Sole                                       9316
AMAZON COM INC            COM             023135106     36110  135504SH           Sole                                     135504
APPLE INC                 COM             037833100      3037    6861SH           Sole                                       6861
AT&T INC                  COM             00206R102       680   18545SH           Sole                                      18545
BANK OF AMERICA CORP      COM             060505104       446   36597SH           Sole                                      36597
BB&T CORPORATION          COM              54937107       213    6801SH           Sole                                       6801
BELDEN CDT                COM             077454106       446    8643SH           Sole                                       8643
BERKSHIRE HTHAWY INC DEL  CLA		  084670108       313       2SH           Sole	                                        2
BERKSHIRE HTHAWY INC DEL  CL B NEW        084670702       879    8431SH           Sole                                       8431
BOEING CO                 COM             097023105       350    4071SH           Sole                                       4071
BRISTOL MYERS SQUIBB CO   COM             110122108       492   11937SH           Sole                                      11937
CELEGENE CORP             COM             151020104       339    2925SH           Sole                                       2925
CENTRAL GARDEN & PET CO   CL A NON-VTG    153527205       300   36446SH           Sole                                      36446
CHEVRON CORP NEW          COM             166764100      1361   11454SH           Sole                                      11454
CISCO SYS INC             COM             17275R102       513   24533SH           Sole                                      24533
CITIGROUP INC             COM NEW         172967424       368    8324SH           Sole                                       8324
COCA COLA CO              COM             191216100       970   23989SH           Sole                                      23989
CONOCOPHILLIPS            COM             20825C104       332    5526SH           Sole                                       5526
CORPORATE EXEC BOARD CO   COM             21988R102       254    4370SH           Sole                                       4370
COSTCO WHSL CORP NEW      COM             22160K105       269    2536SH           Sole                                       2536
CVS CAREMARK CORP         COM             126650100       220    4003SH           Sole                                       4003
EMERSON ELEC CO           COM             291011104       206    3692SH           Sole                                       3692
EXXON MOBIL CORP          COM             30231G102      1538   17068SH           Sole                                      17068
FACEBOOK INC              CL A            30303M102       477   18632SH           Sole                                      18632
FIRST FNCL NORTHWEST INC  COM             32022K102       195   25000SH           Sole                                      25000
FORD MTR CO DEL           COM PAR $0.01   345370860      1305   99245SH           Sole                                      99245
GENERAL ELECTRIC CO       COM             369604103      1376   59535SH           Sole                                      59535
GOLDCORP INC NEW          COM             380956409       518   15395SH           Sole                                      15395
GOOGLE INC                CL A            38259P508       731     921SH           Sole                                        921
GREENBRIER COS INC        COM             393657101       363   15966SH           Sole                                      15966
HOME DEPOT INC            COM             437076102       329    4713SH           Sole                                       4713
INTEL CORP                COM             458140100      2147   98323SH           Sole                                      98323
INTERNATIONAL BUS MACHS   COM             459200101       779    3653SH           Sole                                       3653
INTUITIVE SURGICAL INC    COM NEW         46120E602       224     456SH           Sole                                        456
ISHARES TR                BRCLY 1-3 YR    464287457      1082   12808SH           Sole                                      12808
ISHARES TR                BRCLY 1-3YR CR  464288646       293    2778SH           Sole                                       2778
ISHARES TR                CORE TOTUSB ETF 464287226      1823   16466SH           Sole                                      16466
ISHARES TR                BRCLY TIPS BD   464287176       724    5972SH           Sole                                       5972
ISHARES TR                CORE S&P TTLSTK 464287150      1163   16247SH           Sole                                      16247
ISHARES TR                HIGH YLD CORP   464288513       210    2230SH           Sole                                       2230
ISHARES TR                MSCI ACWI EX    464288240       224    5234SH           Sole                                       5234
ISHARES TR                MSCI GRW IDX    464288885     12025  189968SH           Sole                                     189968
ISHARES TR                MSCI EAFE IDX   464287465     19666  333435SH           Sole                                     333435
ISHARES TR                MSCI SMALL CAP  464288273     11939  271598SH           Sole                                     271598
ISHARES TR                MSCI EMRG MKT   464287234      5887  137644SH           Sole                                     137644
ISHARES TR                RUSS 1000GRW    464287614     29768  417092SH           Sole                                     417092
ISHARES TR                RUSS 1000       464287622     33865  388319SH           Sole                                     388319
ISHARES TR                RUSS 1000VAL    464287598      1490   18362SH           Sole                                      18362
ISHARES TR                RUSS 2000 GRW   464287648      6894   64048SH           Sole                                      64048
ISHARES TR                RUSS 2000       464287655     16527  175023SH           Sole                                     175023
ISHARES TR                RUSS 3000       464287689     31350  335437SH           Sole                                     335437
ISHARES TR                RUSS MCP GR     464287481      1497   21429SH           Sole                                      21429
ISHARES TR                RUSS MIDCAP     464287499      9564   75139SH           Sole                                      75139
ISHARES TR                RUSS MCP VL     464287473      1539   27007SH           Sole                                      27007
ISHARES TR                S&P 500 GRW     464287309       498    6048SH           Sole                                       6048
ISHARES TR                S&P 500 VALUE   464287408       721    9772SH           Sole                                       9772
ISHARES TR                CORE S&P 500ETF 464287200     10811   68700SH           Sole                                      68700
ISHARES TR                S&P CAL AMTFRMN 464288356       394    3430SH           Sole                                       3430
ISHARES TR                CORE S&P MCPETF 464287507       299    2600SH           Sole                                       2600
ISHARES TR                US PFD STK IDX  464288687       655   16165SH           Sole                                      16165
JOHNSON & JOHNSON         COM             478160104       878   10771SH           Sole                                      10771
JPMORGAN CHASE & CO       COM             46625H100       522   10991SH           Sole                                      10991
JPMORGAN ALERIAN MLP IDX  ALERIAN ML ETN  46625H365     40363  887479SH           Sole                                     887479
KINDER MORGAN ENRGY PRTNR UT LTD PRTNR    494550106       270    3005SH           Sole                                       3005
KINROSS GOLD CORP         COM NO PAR      496902404        81   10206SH           Sole                                      10206
MCDONALDS CORP            COM             580135101       660    6621SH           Sole                                       6621
MICROSOFT CORP            COM             594918104      4468  156203SH           Sole                                     156203
MOODYS CORP               COM             615369105       554   10382SH           Sole                                      10382
NEWMONT MINING CORP       COM             651639106       222    5310SH           Sole                                       5310
NIKE INC                  CL B            654106103       259    4386SH           Sole                                       4386
OCZ TECHNOLOGY GROUP INC  COM             67086E204        33   18300SH           Sole                                      18300
OMEROS CORP               COM             682143102        63   15353SH           Sole                                      15353
ORACLE CORP               COM             68389X105       992   30686SH           Sole                                      30686
PACCAR INC                COM             693718108      2360   46670SH           Sole                                      46670
PEPSICO INC               COM             713448108       535    6760SH           Sole                                       6760
PFIZER INC                COM             717081103       912   31598SH           Sole                                      31598
PHILIP MORRIS INTL INC    COM             718172109       704    7596SH           Sole                                       7596
PROCTER & GAMBLE CO       COM             742718109      1116   14476SH           Sole                                      14476
QUALCOMM INC              COM             747525103       363    5417SH           Sole                                       5417
SCHLUMBERGER LTD          COM             806857108       279    3720SH           Sole                                       3720
SEAGATE TECHNOLOGY PLC    SHS             G7945M107       444   12147SH           Sole                                      12147
SIRIUS XM RADIO INC       COM             82966U103       113   36712SH           Sole                                      36712
SPDR S&P 500 ETF TR       TR UNIT         78462F103       752    4800SH           Sole                                       4800
STARBUCKS CORP            COM             855244109      1279   22463SH           Sole                                      22463
TEREX CORP NEW            COM             880779103       340    9891SH           Sole                                       9891
TIME WARNER INC           COM NEW         887317303       891   15460SH           Sole                                      15460
TRUEBLUE INC              COM             89785X101       631   29842SH           Sole                                      29842
ULTA SALON COSMTCS&FRAGR  COM             90384S303       286    3513SH           Sole                                       3513
UNDER ARMOUR INC          CLA             904311107       235    4590SH           Sole                                       4590
UNITED TECHNOLOGIES CORP  COM             913017109       413    4419SH           Sole                                       4419
US BANCORP DEL            COM NEW         902973304       335    9887SH           Sole                                       9887
VANGUARD FTSE ALL WRLD    ALLWRLD EX US   922042775       212    4578SH           Sole                                       4578
VANGUARD MID CAP          MID CAP ETF     922908629       452    4868SH           Sole                                       4868
VANGUARD RUSSELL3000 IDX  VNG RUS3000IDX  92206C599       301    4168SH           Sole                                       4168
VANGUARD SM CAP ETF       SMALL CP ETF    922908751      1194   13099SH           Sole                                      13099
VANGUARD SM CAP VAL ETF   SM CP VAL ETF   922908611       206    2506SH           Sole                                       2506
VANGUARD TOTAL BD MKT     TOTAL BND MRKT  921937835       332    3969SH           Sole                                       3969
VANGUARD INDEX FDS        TOTAL STK MRKT  922908769      2347   28991SH           Sole                                      28991
VANGUARD INDEX FDS        VALUE ETF       922908744       308    4700SH           Sole                                       4700
VERIZON COMMUNICATN INC   COM             92343V104       268    5449SH           Sole                                       5449
WAL MART STORES INC       COM             931142103       473    6323SH           Sole                                       6323
WALT DISNEY COMPANY       COM DISNEY      254687106       262    4614SH           Sole                                       4614
WELLS FARGO & CO NEW      COM             949746101      1167   31555SH           Sole                                      31555
WINDSTREAM CORP           COM             97381W104        90   11323SH           Sole                                      11323
WISDOMTREE TRUST          LARGECAP DIVID  97717W307       463    7854SH           Sole                                       7854
ZYNGA INC                 CL A            98986T108       349  103912SH           Sole                                     103912
